Effective tax rate	6 Months Ended
Jun. 30, 2022
Effective Tax Rate [Abstract]
Disclosure of effective tax rate [text block]
Effective tax rate
2022 to 2021 three months comparison
Income tax expense in the current quarter was € 561 million (second quarter of 2021: € 333 million). The effective tax rate of 22 % in the second quarter 2022 benefitted from a change in the geographic mix of income and compares to an effective tax rate of 28 % in the prior year’s quarter.
2022 to 2021 six months comparison
Income tax expense in the first six months of 2022 was € 959 million (first six months of 2021: € 995 million). The effective tax rate of 23 % in the first half of 2022 benefitted from the geographic mix of income. The effective tax rate in the first half of 2021 was 32%.